Nature of Business and Significant Accounting Policies (Details Narrative) (USD $)	0 Months Ended						12 Months Ended
	May 25, 2010	Sep. 30, 2013	Dec. 31, 2012	May 16, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Machinery And Equipment [Member] Minimum [Member]	Dec. 31, 2012 Machinery And Equipment [Member] Maximum [Member]	Dec. 31, 2012 Building [Member]
Business acquisition, percentage of voting interests acquired				60.00%
Noncontrolling interest, ownership percentage by parent		60.00%	60.00%
Number of common stock issued to founders	40,000
Common stock, shares issued	40,000	79,596,654			178	17
Common stock, shares outstanding	40,000	79,596,654			178	17
Value Added Tax Receivable			$ 46,666		$ 86,136
Service Contract Refund Receivable			$ 60,000
Property, Plant and Equipment, Useful Life							3 years	5 years	10 years